Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000226137 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000226137 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000226137 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000226137 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226137 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226137 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226137 | 46138G805 | Invesco Taxable Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226137 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226137 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226137 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226137 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000226137 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226138 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226138 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226138 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226138 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226138 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226138 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226138 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226138 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226138 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000226138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226138 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000226138 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
S000246990 | 65336K103 | Nexstar Media Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S000246990 | G96629103 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 036752103 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 125523100 | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 372460105 | Genuine Parts Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 60871R209 | Molson Coors Beverage Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | H11356104 | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 460690100 | Interpublic Group of Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000246990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.30%
S000246990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000246990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
S000246990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S000246990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
S000246990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S000246990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S000246990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S000246990 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226139 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000226139 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226139 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000226139 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000226139 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226139 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226139 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226139 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000226139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000226139 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246991 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 46138E586 | Invesco KBW Property & Casualty ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246991 | 78464A789 | SPDR S&P Insurance ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246991 | 464288810 | iShares U.S. Medical Devices ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246991 | 464288828 | iShares U.S. Healthcare Providers ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 78464A722 | SPDR S&P Pharmaceuticals ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 46137V720 | Invesco Leisure & Entertainment ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A631 | SPDR S&P Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A862 | SPDR S&P Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000246991 | 78464A599 | SPDR S&P Software & Services ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000246991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246992 | 60871R209 | Molson Coors Beverage Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246992 | 783754104 | Ryerson Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246992 | 876030107 | Tapestry, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246992 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 002121101 | A10 Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 030371108 | American Vanguard Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 98983L108 | Zurn Elkay Water Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | 83418M103 | Solaris Energy Infrastructure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000246992 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000246992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000246992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000246992 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246993 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246993 | 464288760 | iShares U.S. Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246993 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246993 | 464287697 | iShares U.S. Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246993 | 46429B689 | iShares MSCI EAFE Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 37954Y855 | Global X Lithium & Battery Tech ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246993 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 33734H106 | First Trust Value Line Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 00214Q401 | ARK Next Generation Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 922908652 | Vanguard Extended Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000246993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%